Stock Option Plans and Warrants to Purchase Common Stock - Schedule of activity under the 2005 plan and the 2015 plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Activity under the 2005 Plan and the 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	229,919	56,609
Weighted Average Options Exercise Price outstanding beginning balance	$ 21.94	$ 90.58
Number of options issued	670,088	173,740
Weighted average price per share (in Dollars per share)	$ 1.64	$ 3.35
Options Forfeited	(6,652)	(430)
Weighted Average Options Exercise Price Forfeited	$ 96.46	$ 1,549.28
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	893,355	229,919
Weighted Average Options Exercise Price outstanding ending balance	$ 6.15	$ 21.94